Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2023
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
External research and development expenses	5,207	3,428	16,521	10,429
Employee expenses[1]	1,812	1,064	4,857	2,887
Depreciation	8	7	28	22
Other expenses	61	121	164	236
Total research and development expenses	7,088	4,620	21,570	13,574

External costs	1,725	1,464	5,834	6,145
Employee expenses[2]	834	537	2,450	1,651
Depreciation	72	5	209	12
Total general and administrative expenses	2,631	2,006	8,493	7,808
Total operating expenses	9,719	6,626	30,063	21,382